Share-based compensation - Disclosure of key assumptions utilized to calculate the grant-date fair values for the PSU TSR awards (Details) - PSU TSR - € / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	34.00%	42.00%	41.00%
Risk-free rate	(2.94%)	(0.40%)	(0.69%)
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date stock price (in euros per share)	€ 15.37	€ 12.51	€ 16.98
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date stock price (in euros per share)	€ 15.64	€ 13.33	€ 17.68